Change in Carrying Amount of Redeemable Non-controlling Interests (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Redeemable Noncontrolling Interest [Line Items]
Balance as of December 31, 2010	$ 0
Recognition of redeemable non-controlling interests on June 3, 2011	170,716
Income attributable to the redeemable non-controlling interests	11,522	0	0
Foreign currency translation adjustment	2,866
Accretion to redemption value of redeemable non-controlling interests	34,590	0	0
Balance as of December 31, 2011	$ 219,694	$ 0